REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE

NOTE 17 – REVENUE

The analysis of revenue for the years ended 31 December 2023, 2022 and 2021 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2023	2022	2021

Sales of goods	26,353,506	20,735,523	20,090,406
Marketplace revenues(*)	4,486,402	2,804,882	1,991,864
Delivery service revenues	3,622,413	2,450,320	2,447,063
Other services revenue (**)	1,096,200	487,284	262,792

Revenues	35,558,521	26,478,009	24,792,125
(*)	Marketplace revenues mainly consists of marketplace commission, transaction fees and other contractual charges to the merchants.
(**)	Other services revenue mainly includes advertising revenues, fulfilment revenues, subscription services revenue and other commissions.

The Group derives revenue from the sales of goods and marketplace revenues at a point in time. Delivery service revenues are recognized over time. Fullfilment revenues, subscription services revenue and advertising revenues included in other services revenues are recognized over time and other commissions included in other services revenues are recognized at a point in time. All contracts are for periods of the expected original duration of one year or less.

The Group’s revenues are generated in Türkiye, therefore no disaggregated geographical information is presented.